Statement of Cash Flows - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	€ (832,923)	€ (1,144,448)	€ (2,082,643)	€ (4,049,713)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	50,927	41,700	99,291	128,381
Depreciation of fixed assets	83,395	132,418	269,672	254,608
Change in inventory provision	2,544	15,162	12,633	2,567
Inventory write-off			20,804	0
Share based compensation	347,950	138,460	274,502	376,662
Loss on foreign exchange	1,214	74,147	63,711	105,685
Unrealized gain on change in fair value of derivative liability	0	(19,792)	(19,792)	252,633
Loss on extinguishment of debt			0	682,039
Loss on extension of warrants			0	146,488
Changes in assets and liabilities:
Accounts receivable	(116,299)	10,342	17,475	88,845
Inventory	50,299	35,570	10,046	(131,663)
Prepaid expenses	59,468	65,259	184,726	(88,356)
Change in accrued interest to related party	1,247	0	0	(255,034)
Change in accrued interest to other	23,934	23,803	48,000	(90,617)
Accounts payable	(95,186)	(97,137)	28,665	(32,321)
Accrued liabilities	34,298	(33,638)	(98,669)	(90,973)
Security Deposit	6,250	6,250	4,079	0
Cash used in operating activities	(382,882)	(751,904)	(1,167,500)	(2,700,769)
Cash flows from investing activities:
Purchase of fixed assets	(20,231)	(26,486)	(210,023)	(130,845)
Purchase of website	0	(3,250)	(18,010)	(13,842)
Acquisition of patents	0	(66,276)	(66,276)	(26,455)
Cash used in investing activities	(20,231)	(96,012)	(294,309)	(171,142)
Cash flows from financing activities:
Proceeds from issuance of Common stock and Warrants			0	5,000,000
Proceeds from issuance of Notes Payable: Related Party	185,000	0
Proceeds from issuance of Notes Payable: Other			0	83,486
Repayment of Notes Payable to Related Party			0	(126,519)
Repayment of Notes Payable to Other	(39,475)	(40,280)	(85,300)	(231,337)
Cash provided by (used in) financing activities	145,525	(40,280)	(85,300)	4,725,630
Effect of exchange rate changes on cash	(2,980)	7,256	2,928	6,636
Net increase (decrease) in cash	(259,768)	(880,940)	(1,544,181)	1,860,355
Cash at beginning of period	347,477	1,891,658	1,891,658	31,303
Cash at end of period	87,709	1,010,718	347,477	1,891,658
Supplemental Disclosures of Cash Flow information:
Interest paid:			0	462,194
Non-Cash Transactions:
Preferred stock dividends satisfied in new preferred stock	€ 88,318	€ 82,446	€ 167,777	€ 0